ALLOWANCE FOR DEDUCTIONS FROM REVENUES	12 Months Ended
Dec. 31, 2022
ALLOWANCE FOR DEDUCTIONS FROM REVENUES
ALLOWANCE FOR DEDUCTIONS FROM REVENUES

NOTE 13 - ALLOWANCE FOR DEDUCTIONS FROM REVENUES:

The following table shows the movement of the allowance for deductions from revenue:

	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2022	29,742	969	30,711
Increases	123,878	2,547	126,425
Decreases (utilized)	(108,531)	(2,192)	(110,723)
Adjustments	1,547	(90)	1,457
As of December 31, 2022	46,636	1,234	47,870
	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2021	16,380	1,963	18,343
Increases	94,640	851	95,491
Decreases (utilized)	(80,633)	(2,179)	(82,812)
Adjustments	(645)	334	(311)
As of December 31, 2021	29,742	969	30,711
	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2020	1,001	266	1,267
Increases	56,669	2,469	59,138
Decreases (utilized)	(40,656)	(772)	(41,428)
Adjustments	(634)	-	(634)
As of December 31, 2020	16,380	1,963	18,343